AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 22, 2011

SECURITIES ACT FILE NO. 333-170419

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

617-426-3750

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497(b) (File No. 333-170419) with the Commission on December 29, 2010 (Accession No. 0001193125-10-290080).

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

PART C.	OTHER INFORMATION

Item 15.	Indemnification

Article Five of the Amended and Restated Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

The Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Item 16.	Exhibits

(1)	(a) Second Amended and Restated Agreement and Declaration of Trust dated April 12, 2006. (10)

(1)	(b) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated June 14, 2006. (10)

(2)	Amended and Restated By-Laws. (8)

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed herewith.

(5)	Not applicable.

(6)	(a) Investment Management Services Agreement, by and between Columbia Management Investment Advisers, LLC and the Registrant, dated as of May 1, 2010. (17)

(6)	(b) Amendment No. 1 to Investment Management Services Agreement, by and between Columbia Management Investment Advisers, LLC and the Registrant, dated as of February 28, 2011, filed herewith.

(7)	Distribution Agreement, by and between the Registrant and Columbia Management Investment Distributors, Inc., dated as of September 7, 2010. (17)

(8)	Not Applicable.

(9)	(a) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated September 19, 2005. (7)

(9)	(b) Appendix A to Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company dated September 19, 2005. (7)

(9)	(c) Second Amended and Restated Master Global Custody Agreement between certain Funds and JPMorgan Chase Bank, N.A., dated March 7, 2011. (17)

(10)	(a) Rule 12b-1 Inter-Distributor Agreement dated June 1, 2000. (3)

(10)	(b) Amended and Restated Distribution Plan Pursuant to Rule 12b-1. (14)

(11)	Opinion and consent of Counsel. (16)

(12)	Opinion and consent of Counsel regarding certain tax matters, filed herewith.

(13)	(a)(i) Administrative Services Agreement, by and between the Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010. (17)

(13)	(a)(ii) Amendment No. 1 to Administrative Services Agreement, by and between the Registrant and Columbia Management Investment Advisers, LLC dated as of February 28, 2011, filed herewith.

(13)	(b) Transfer, Dividend Disbursing Agent Agreement, dated as of September 7, 2010 with Schedule A dated as of September 7, 2010, by and between the Registrant and Columbia Management Investment Services Corp. (17)

(13)	(c)(i) Amended and Restated Participation Agreement dated April 3, 1998 among the Registrant, Keyport Life Insurance Company and Keyport Financial Services Corp. (1)

(13)	(c)(ii) Participation Agreement dated as of October 1, 1993 among the Registrant, Keyport Financial Services Corp. and Independence Life Annuity Company. (2)

(13)	(c)(iii) Participation Agreement dated as of April 15, 1994 among the Registrant, Transamerica Occidental Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

(13)	(c)(iv) Participation Agreement dated as of December 1, 1994 among the Registrant, First Transamerica Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

(13)	(c)(v) Participation Agreement dated May 8, 1998 among the Registrant, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp. (2)

(13)	(c)(vi) Form of Fund Participation Agreement. (17)

(13)	(e)(i) Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (11)

(13)	(e)(ii) Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(13)	(e)(iii) Amendment Agreement No. 2 dated as of February 28, 2008 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(13)	(e)(iv) Amendment Agreement No. 3 dated as of March 31, 2008 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(13)	(f)(i) Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(f)(ii) Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(13)	(f)(iii) Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(13)	(f)(iv) Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(13)	(f)(v) Letter agreement dated as of October 19, 2006, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Columbia Funds Series Trust I, and Columbia Funds Institutional Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(f)(vi) Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds

Institutional Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(f)(vii) Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(f)(viii) Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(f)(ix) Letter agreement dated as of March 31, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(13)	(g)(i) Financial Reporting Services Agreement dated December 15, 2006 between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company with Schedule A dated May 5, 2008. (12)

(13)	(g)(ii) Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (10)

(13)	(g)(iii) Amendment to Financial Reporting Services Agreement, by and among the Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company and Columbia Management Investment Advisers, LLC, dated as of April 30, 2010 with Schedule A dated as of May 1, 2010 (13)

(13)	(h)(i) Accounting Services Agreement between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (12)

(13)	(h)(ii) Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (10)

(13)	(h)(iii) Amendment to Accounting Services Agreement, by and among the Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC, State Street Bank and Trust Company and Columbia Management Investment Advisers, LLC, dated as of April 30, 2010 with Schedule A dated May 1, 2010. (13)

(13)	(i) Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LCC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (9)

(13)	(j) Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (11)

(13)	(k) Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (12)

(13)	(l) Amendment Agreement No. 7, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Series Trust II and Columbia Funds Variable Insurance Trust I, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (15)

(13)	(m)(i) Code of Ethics of Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated May 1, 2010. (17)

(13)	(m)(ii) Columbia Funds Family Code of Ethics. (17)

(13)	(n)(i) Fee Waiver and Expense Cap Agreement, by and between the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., dated as of February 28, 2011, filed herewith.

(13)	(n)(ii) Amended and Restated Fee Waiver and Expense Cap Agreement, by and between the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., dated as of June 1, 2011, filed herewith.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP). (16)

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP). (16)

(15)	Not applicable.

(16)	(a) Trustees Power of Attorney. (16)

(16)	(b) Power of Attorney of David Moffett, filed herewith.

(17)	Not applicable.

1.	Incorporated by Reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A, filed April 1998.
2.	Incorporated by Reference to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on Form N-1A, filed May 1998.
3.	Incorporated by Reference to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on Form N-1A, filed on or about June 1, 2000.
4.	Incorporated by Reference to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 25, 2006.
5.	Incorporated by Reference to Post-Effective Amendment No. 29 to the Registration Statement of the Registrant on Form N-1A, filed on or about April 10, 2006.
6.	Incorporated by Reference to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on Form N-1A, filed on February 29, 2008.
7.	Incorporated by Reference to the Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on Form N-1A, filed on April 29, 2008.
8.	Incorporated by Reference to the Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on Form N-1A, filed on August 29, 2008.
9.	Incorporated by Reference to the Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on Form N-1A, filed on April 30, 2009.

10.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about July 29, 2009.
11.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about August 28, 2009.
12.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about October 28, 2009.
13.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about May 28, 2010.
14.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about September 27, 2010.
15.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about October 28, 2010.
16.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on or about November 5, 2010.
17.	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about April 29, 2011.

Item 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Variable Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of July, 2011.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/S/ J. KEVIN CONNAUGHTON
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	July 21, 2011

/S/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	July 21, 2011

/S/ JOSEPH F. DIMARIA Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	July 21, 2011

/S/ RODMAN L. DRAKE* Rodman L. Drake	Trustee	July 21, 2011

/S/ DOUGLAS A. HACKER* Douglas A. Hacker	Trustee	July 21, 2011

/S/ JANET LANGFORD KELLY* Janet Langford Kelly	Trustee	July 21, 2011

/S/ WILLIAM E. MAYER* William E. Mayer	Trustee	July 21, 2011

/S/ DAVID M. MOFFETT* David M. Moffett	Trustee	July 21, 2011

/S/ CHARLES R. NELSON* Charles R. Nelson	Trustee	July 21, 2011

/S/ JOHN J. NEUHAUSER* John J. Neuhauser	Trustee	July 21, 2011

/S/ PATRICK J. SIMPSON* Patrick J. Simpson	Trustee	July 21, 2011

/S/ ANNE-LEE VERVILLE* Anne-Lee Verville	Trustee	July 21, 2011

/S/ MICHAEL A. JONES* Michael A. Jones	Trustee	July 21, 2011

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact July 21, 2011

**	Executed by Ryan C. Larrenaga on behalf of David M. Moffett pursuant to a Power of Attorney dated July 5, 2011 and filed herewith, on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367) and on behalf of the other Trustees pursuant to a Power of Attorney dated October 28, 2010 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on November 5, 2010.

Exhibit Index

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(6)(b)	Amendment No. 1 to Investment Management Services Agreement, by and between Columbia Management Investment Advisers, LLC and the Registrant, dated as of February 28, 2011

(12)	Opinion and consent of counsel regarding certain tax matters

(13)(a)(ii)	Amendment No. 1 to Administrative Services Agreement, by and between the Registrant and Columbia Management Investment Advisers, LLC dated as of February 28, 2011

(13)(n)(i)	Fee Waiver and Expense Cap Agreement, by and between the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., dated as of February 28, 2011

(13)(n)(ii)	Amended and Restated Fee Waiver and Expense Cap Agreement, by and between the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., dated as of June 1, 2011

(16) (b)	Power of Attorney of David M. Moffett